Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000085566
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Enterprise Mergers and Acquisitions Fund - Class AAA
C000049132
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Enterprise Mergers and Acquisitions Fund - Class C
Average Annual Return, Percent	6.22%	18.53%	4.91%	4.70%
C000049133
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Enterprise Mergers and Acquisitions Fund - Class Y
C000049130
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Enterprise Mergers and Acquisitions Fund - Class A
Average Annual Return, Percent	1.39%	13.38%	4.43%	4.77%
Without Sales Load [Member] | C000085566
Average Annual Return [Line Items]
Average Annual Return, Percent	7.65%	20.40%	5.69%	5.49%
Without Sales Load [Member] | C000049132
Average Annual Return [Line Items]
Average Annual Return, Percent	7.22%	19.53%	4.91%	4.70%
Without Sales Load [Member] | C000049133
Average Annual Return [Line Items]
Average Annual Return, Percent	8.12%	21.37%	6.54%	6.06%
Without Sales Load [Member] | C000049130
Average Annual Return [Line Items]
Average Annual Return, Percent	7.57%	20.30%	5.68%	5.39%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.79%)	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.79%)	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.79%)	17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.79%)	17.80%	12.06%	14.16%
Lipper U.S. Treasury Money-Market Fund Average
Average Annual Return [Line Items]
Average Annual Return, Percent	1.77%	3.80%	3.17%	1.99%
S&P Merger Arbitrage Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.36%	12.45%	5.23%	4.15%
Lipper U.S. Treasury Money-Market Fund Average
Average Annual Return [Line Items]
Average Annual Return, Percent	1.77%	3.80%	3.17%	1.99%
S&P Merger Arbitrage Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.36%	12.45%	5.23%	4.15%
Lipper U.S. Treasury Money-Market Fund Average
Average Annual Return [Line Items]
Average Annual Return, Percent	1.77%	3.80%	3.17%	1.99%
S&P Merger Arbitrage Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.36%	12.45%	5.23%	4.15%
Lipper U.S. Treasury Money-Market Fund Average
Average Annual Return [Line Items]
Average Annual Return, Percent	1.77%	3.80%	3.17%	1.99%
S&P Merger Arbitrage Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.36%	12.45%	5.23%	4.15%